Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Current Assets:
Cash and cash equivalents	$ 449,596	$ 406,134	$ 204,542
Trade receivables, net of allowance for doubtful accounts of $21,939, $20,738 and $22,684	398,990	500,672	654,903
Inventories:
Raw materials	4,677	5,312	7,086
Work-in-process	5,788	9,558	9,833
Finished goods	561,583	503,990	594,483
Total inventories	572,048	518,860	611,402
Deferred tax assets, net	114,341	116,224	99,544
Other current assets	125,557	136,483	172,830
Total current assets	1,660,532	1,678,373	1,743,221
Property, plant and equipment, net of accumulated depreciation of $785,626, $782,766 and $731,859	451,027	458,807	502,388
Goodwill	240,499	239,971	240,970
Other intangible assets, net	57,126	59,909	71,818
Non-current deferred tax assets, net	615,075	612,916	613,161
Other non-current assets	122,570	120,101	107,997
Total assets	3,146,829	3,170,077	3,279,555
Current Liabilities:
Short-term debt	81,424	59,759	154,747
Current maturities of capital leases	1,395	1,760	1,714
Accounts payable	246,277	225,726	204,897
Other accrued liabilities	219,398	263,575	256,316
Accrued salaries, wages and employee benefits	165,126	223,850	235,530
Accrued interest payable	30,068	5,471	9,679
Accrued income taxes	50,378	16,739	9,378
Total current liabilities	794,066	796,880	872,261
Long-term debt	1,598,270	1,669,452	1,817,625
Long-term capital leases	210	262	1,999
Postretirement medical benefits	138,316	140,958	140,108
Pension liability	471,030	492,396	427,422
Long-term employee related benefits	63,874	62,529	75,520
Long-term income tax liabilities	35,764	40,356	42,991
Other long-term liabilities	59,477	60,869	51,458
Total liabilities	3,161,007	3,263,702	3,429,384
Commitments and contingencies
Temporary equity	10,102	7,883	7,002
Levi Strauss & Co. stockholders' deficit
Common stock - $.01 par value; 270,000,000 shares authorized; 37,398,181 shares for the 2013 and 37,392,343 shares and 37,354,021 shares issued and outstanding for 2012 and 2011 respectively	374	374	374
Additional paid-in capital	32,582	33,365	29,266
Retained earnings	355,919	273,975	150,770
Accumulated other comprehensive loss	(417,762)	(414,635)	(346,002)
Total Levi Strauss & Co. stockholders' deficit	(28,887)	(106,921)	(165,592)
Noncontrolling interest	4,607	5,413	8,761
Total stockholders' deficit	(24,280)	(101,508)	(156,831)
Total liabilities, temporary equity and stockholders' deficit	$ 3,146,829	$ 3,170,077	$ 3,279,555